Subordinated Liabilities	12 Months Ended
Dec. 31, 2023
Disclosure Of Subordinated Liabilities [Abstract]
Subordinated Liabilities	27. SUBORDINATED LIABILITIES

	Group
	2023	2022
	£m	£m
£325m Sterling preference shares	343	344
Undated subordinated liabilities	205	219
Dated subordinated liabilities	1,838	1,769
	2,386	2,332
In 2023, certain subordinated liabilities were repurchased as part of ongoing liability management exercises, resulting in a profit of £4m (2022: a loss of £5m).
The above securities will, in the event of the winding up of the issuer, be subordinated to the claims of depositors and all other creditors of the issuer, other than creditors whose claims rank equally with, or are junior to, the claims of the holders of the subordinated liabilities. The subordination amongst each of the subordinated liabilities upon a winding up of the issuer is specified in their respective terms and conditions.
In 2023 and 2022, the Santander UK group had no defaults of principal, interest or other breaches with respect to its subordinated liabilities. No repayment or purchase by the issuer of the subordinated liabilities may be made prior to their stated maturity without the consent of the PRA.
Undated subordinated liabilities

			Group
		2023	2022
	First call date	£m	£m
10.0625% Exchangeable capital securities	n/a	205	205
7.125% 30 Year Step-up perpetual callable subordinated notes	2030	—	14
		205	219
In common with other debt securities issued by Santander UK group companies and notwithstanding the issuer’s first call dates in the table above, in the event of certain tax changes affecting the treatment of payments of interest on subordinated liabilities in the UK, the 7.125% 30 Year Step-up perpetual callable subordinated notes are redeemable at any time, and the 10.0625% Exchangeable capital securities are redeemable on any interest payment date – each in whole at the option of Santander UK, at their principal amount together with any accrued interest.
The 10.0625% Exchangeable capital securities are exchangeable into fully paid 10.375% non-cumulative non-redeemable sterling preference shares of £1 each, at the option of Santander UK, on the business day immediately following any interest payment date.
Dated subordinated liabilities

	Group
		2023	2022
	Maturity	£m	£m
5% Subordinated notes	2023	—	591
4.75% Subordinated notes	2025	326	608
7.95% Subordinated notes	2029	193	207
6.50% Subordinated notes	2030	1	22
5.875% Subordinated notes	2031	7	7
5.625%Subordinated notes	2045	222	334
7.869% Subordinated notes	2033	321	—
8.296% Subordinated notes	2033	768	—
		1,838	1,769
The dated subordinated liabilities are redeemable in whole at the option of Santander UK in the event of certain tax changes affecting the treatment of payments of interest on the subordinated liabilities in the UK, at their principal amount together with any accrued interest.